Leases - Sublease Income Maturity (Details)	Sep. 30, 2023 USD ($)
Leases [Abstract]
Remainder of 2023	$ 65,000
2024	261,000
2025	261,000
2026	203,000
2027	123,000
Thereafter	106,000
Total lease payments receivable	$ 1,019,000